Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Equity instruments	$ 127,854	$ 127,854
Trade and other receivables, current	1,509,513,355	688,185,127
Hedging derivatives, current	2,230,787	3,584,937
Other financial assets	3,530,216	4,041,415
Equity instruments	2,326,509	2,358,143
Trade accounts receivable and other accounts receivable	3,407,699	3,041,448
Hedging derivatives, non-current	57,480,749	37,020,922
Other financial assets	59,827,640	39,379,065
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	1,902,642	3,613,470
Total Current	1,902,642	3,613,470
Hedging derivatives, non-current	20,382
Total Non-current	20,382
Total	1,923,024	3,613,470
Financial assets measured at amortised cost [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, current	1,602,605,620	730,524,889
Other financial assets	156,773	118,547
Total Current	1,602,762,393	730,643,436
Trade accounts receivable and other accounts receivable	691,147,645	522,134,341
Total Non-current	691,147,645	522,134,341
Total	2,293,910,038	1,252,777,777
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	127,854	127,854
Hedging derivatives, current	162,288,499	14,620,453
Total Current	162,416,353	14,748,307
Equity instruments	2,326,509	2,358,143
Total Non-current	2,326,509	2,358,143
Total	164,742,862	17,106,450
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	2,230,787	3,584,937
Total Current	2,230,787	3,584,937
Hedging derivatives, non-current	57,480,749	37,020,922
Total Non-current	57,480,749	37,020,922
Total	$ 59,711,536	$ 40,605,859